Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Year Ended December 31,
	2019	2018	2017
Accounts receivable, including other current assets	(171,342)	(16,020)	14,603
Pool receivables from affiliates	56,549	(40,999)	16,193
Due from affiliates	38,966	9,440	17,562
Bunker and lube oil inventory	(28,628)	(15,564)	8,322
Prepaid expenses	119	57	445
Accounts payable and accrued liabilities	83,244	9,778	(13,996)
Due to affiliates	(16,431)	(1,147)	(32,641)
Deferred revenue	7,485	(557)	(3,898)
Other	(394)	60	—
Change in operating assets and liabilities	(30,432)	(54,952)	6,590

Schedule of Cash, Cash Equivalents, and Restricted Cash
The Company also maintains restricted cash deposits for the purposes of the margin requirements of the Company's obligations related to certain finance leases (note 12). Total cash, cash equivalents and restricted cash, including cash, cash equivalents and restricted cash held for sale are as follows:

	As at December 31, 2019	As at December 31, 2018	As at December 31, 2017	As at December 31, 2016
	$	$	$	$
Cash and cash equivalents	88,824	54,917	71,439	94,157
Restricted cash - current	3,071	2,153	1,599	750
Restricted cash - long-term	3,437	3,437	2,672	—
Cash and cash equivalents held for sale	1,121	—	—	—
Restricted cash held for sale - current	337	—	—	—
	96,790	60,507	75,710	94,907

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	As at December 31, 2019	As at December 31, 2018
	$	$
Leased assets obtained in exchange for new operating lease liabilities	23,725	—